Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 404	$ 900	$ 713
Adjustments to reconcile net income to net cash Provided (used) by operating activities:
Depreciation	954	838	815
Net amortization of security premiums/discounts	1,334	865	412
Impairment of goodwill	987
Net amortization of mortgage servicing rights	908	670	869
Impairment of foreclosed real estate	2,365	212	125
Provision for loan losses	1,832	3,456	4,919
Deferred income taxes	(1,134)	1,000	(1,091)
Stock compensation	4	4	4
Net realized (gains) loss on sales / calls available for sale securities	(1,286)	(933)	(1,484)
Income from mortgage loan sales	(3,740)	(1,806)	(3,172)
Proceeds from sales of loans held for sale	126,189	70,251	110,374
Origination of loans held for sale	(125,864)	(64,116)	(111,973)
(Gain) loss on sale of premises, equipment and other assets	(252)	13	71
Increase in cash surrender value of life insurance	(223)	(196)	(261)
Loss on sales of foreclosed real estate	55	68	332
Release of ESOP shares	48	53	75
Net change in interest receivable	331	324	(331)
Net change in other assets	(3,742)	(1,910)	(532)
Net change in interest payable	(31)	(41)	(54)
Net change in other liabilities	431	621	(54)
Net cash provided (used) by operating activities	(420)	10,273	(243)
Cash flows from investing activities
Proceeds from sales, maturities and calls of securities available for sale	57,274	38,648	53,013
Purchase of securities available for sale	(61,369)	(28,020)	(71,430)
Net (increase) decrease in loans	32,739	6,259	(34,866)
Proceeds from sale of premises, equipment and other assets	5,169
Purchase of premises and equipment	(830)	(1,373)	(1,725)
Proceeds from sales of foreclosed real estate	1,844	611	733
Investment in other assets	(346)	(181)	(240)
Net (increase) decrease in Federal Home Loan Bank stock	1,024	766	(51)
Net cash provided (used) by investing activities	35,505	16,710	(54,566)
Cash flows from financing activities
Net increase (decrease) in deposit accounts	26,274	(2,695)	57,259
Net increase (decrease) in short-term borrowed funds	(2,101)	309	(6,458)
Net increase (decrease) in long-term debt	(12,560)	(10,060)	4,942
Net proceeds from issuance of junior subordinated debt		1,962	2,476
Proceeds from preferred stock offering	7,382
Repayment of junior subordinated debt		(730)
Increase in unearned ESOP compensation	(190)	(161)	(100)
Repurchase of common stock	(304)
Dividend and discount accretion on preferred stock	(545)	(545)	(545)
Net cash provided (used) by financing activities	17,956	(11,920)	57,574
Increase (decrease) in cash and cash equivalents	53,041	15,063	2,765
Cash and cash equivalents, beginning of year	28,687	13,624	10,859
Cash and cash equivalents, end of year	81,728	28,687	13,624
Supplemental disclosures of cash flow information
Interest paid	3,729	4,778	6,005
Income taxes paid	270	220	1,274
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	(707)	1,859	(678)
Loans transferred to foreclosed real estate	2,907	9,127	2,148
Company financed sales of other real estate owned	(188)		(2,450)
Mortgage servicing rights capitalized	1,237	679	1,113
Preferred stock dividend accrued	$ (68)	$ (68)	$ (68)